CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Total operating revenues	$ 1,010.6	$ 771.6	$ 443.8
Gain on disposals	0.4	0.6	4.2
Operating expenses
Rig operating and maintenance expenses	(456.4)	(359.3)	(264.9)
Depreciation of non-current assets	(131.2)	(117.4)	(116.5)
Impairment of non-current assets	0.0	0.0	(131.7)
General and administrative expenses	(49.2)	(45.1)	(36.8)
Total operating expenses	(636.8)	(521.8)	(549.9)
Operating income / (loss)	374.2	250.4	(101.9)
Other non-operating income	0.0	0.0	2.0
(Loss) / income from equity method investments	(1.2)	4.9	1.2
Financial income (expenses), net
Interest income	6.4	4.9	5.4
Interest expense	(211.7)	(177.2)	(139.2)
Other financial expenses, net	(27.4)	(26.9)	(41.9)
Total financial expenses, net	(232.7)	(199.2)	(175.7)
Income / (loss) before income taxes	140.3	56.1	(274.4)
Income tax expense	(58.2)	(34.0)	(18.4)
Net income / (loss) attributable to stockholders of Borr Drilling Limited	$ 82.1	$ 22.1	$ (292.8)
Income / (loss) per share
Basic loss per share (in dollars per share)	$ 0.33	$ 0.09	$ (1.64)
Diluted loss per share (in dollars per share)	$ 0.32	$ 0.09	$ (1.64)
Weighted average shares outstanding, basic (in shares)	250,891,106	244,270,405	178,404,637
Weighted average shares outstanding, diluted (in shares)	254,464,295	248,150,614	178,404,637
Related party revenue
Operating revenues
Total operating revenues	$ 35.0	$ 129.6	$ 85.1
Dayrate revenue | Nonrelated party
Operating revenues
Total operating revenues	848.2	642.0	358.7
Bareboat charter revenue | Nonrelated party
Operating revenues
Total operating revenues	90.8	0.0	0.0
Management contract revenue | Nonrelated party
Operating revenues
Total operating revenues	$ 36.6	$ 0.0	$ 0.0